TAXES ON INCOME (Schedule of Components of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Domestic (Israel)	$ 225	$ (94)	$ 160
Foreign (United States)	452	237	334
Total current	677	143	494
Deferred:
Domestic (Israel)	(170)	(36)	15
Foreign (United States)	149	1,297	874
Total deferred	$ (21)	$ 1,261	889
Previous Years:
Domestic (Israel)			(209)
Foreign (United States)	$ (12)	$ (44)	(133)
Total previous years	(12)	(44)	(342)
Taxes on income as reported in the statements of income	$ 644	$ 1,360	$ 1,041